Description of the Plan (Details) - EBP 001	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate	5.00%	4.00%
Requisite service period to receive matching contributions			1 year
Matching contribution percentage			50.00%
Maximum participant compensation matched, percentage			6.00%
Number of hours required to attain one year of service | h			1,000
Minimum borrowing amount	$ 1,000		$ 1,000
Maximum borrowing amount	$ 50,000		$ 50,000
Maximum borrowing to total account, percentage	50.00%		50.00%
Note receivable, maximum borrowing term			5 years
Note receivable, primary residence, maximum borrowing term			15 years
Participant loan, basis spread on variable rate			2.00%
Forfeited nonvested account	$ 190,294		$ 190,294
Employee termination, mandatory distribution, limit (less than)			7,000
Employee termination, mandatory distribution, without participant consent, Limit (above)			1,000
EBP, Unallocated
EBP, Description of Plan [Line Items]
Forfeited nonvested account	$ 2,645		$ 2,645	$ 147
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate			5.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate			10.50%
One, but less than two
EBP, Description of Plan [Line Items]
Vesting service period			1 year
Vesting percentage			20.00%
Two, but less than three
EBP, Description of Plan [Line Items]
Vesting service period			2 years
Vesting percentage			40.00%
Three, but less than four
EBP, Description of Plan [Line Items]
Vesting service period			3 years
Vesting percentage			60.00%
Four, but less than five
EBP, Description of Plan [Line Items]
Vesting service period			4 years
Vesting percentage			80.00%
Five or more
EBP, Description of Plan [Line Items]
Vesting service period			5 years
Vesting percentage			100.00%